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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number   811-06364
                                     -------------------------------------------

                     Van Kampen Ohio Quality Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       522 Fifth Avenue, New York, New York                              10036
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     (Address of principal executive offices)                         (Zip code)

                              Amy R. Doberman, Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                                522 Fifth Avenue

                            New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                            ------------------

Date of reporting period:   7/1/07-6/30/08
                            ------------------

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06364
Reporting Period: 07/01/2007 - 06/30/2008
Van Kampen Ohio Quality Municipal Trust









=================== VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST ====================


VAN KAMPEN OHIO QUALITY MUNICIPAL TRUST

Ticker:       VOQ            Security ID:  920923109
Meeting Date: JUN 18, 2008   Meeting Type: Annual
Record Date:  APR 23, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Trustee David C. Arch              For       Did Not    Management
                                                          Vote
1.2   Elect  Trustee Jerry D. Choate            For       Did Not    Management
                                                          Vote
1.3   Elect  Trustee Howard J Kerr              For       Did Not    Management
                                                          Vote
1.4   Elect  Trustee Suzanne H. Woolsey         For       Did Not    Management
                                                          Vote

========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant):  Van Kampen Ohio Quality Municipal Trust
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By  (Signature and Title)*                    /s/ Jerry Miller
                            ----------------------------------------------------
                                                Jerry Miller

                                President and Principal Executive Officer --
                                            Office of the Funds
                            ----------------------------------------------------



Date   August 28, 2008
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*Print the name and title of each signing officer under his or her signature.